UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 85.11%
AEROSPACE & DEFENSE - 2.39%
Abacus Innovations Corp. 2.75%, 06/15/2023 (a)(d)	$615,000	$615,255
B/E Aerospace, Inc. 3.75%, 12/16/2021 (a)	1,525,000	1,532,053
CPI International, Inc. 4.25%, 11/17/2017 (a)	1,205,823	1,187,736
Sequa Corp. 5.25%, 06/19/2017 (a)	2,605,856	2,058,627
TransDigm Group, Inc. 3.75%, 06/04/2021 (a)	490,000	485,232
TransDigm, Inc. 3.75%, 05/13/2022 (a)	251,834	248,469
		6,127,372
AUTOMOTIVE - 2.29%
American Tire Distributors, Inc. 5.25%, 09/01/2021 (a)	694,724	673,017
Camping World 5.75%, 02/20/2020 (a)	1,132,468	1,126,454
Federal-Mogul Corp. 4.75%, 04/15/2021 (a)	292,771	272,734
KAR Auction Services, Inc. 4.25%, 03/03/2023 (a)	648,375	651,345
Metaldyne, LLC 3.75%, 10/20/2021 (a)	443,714	440,665
Midas Intermediate Holdco II, LLC 4.50%, 08/18/2021 (a)	448,858	448,297
Navistar, Inc. 6.50%, 08/17/2017 (a)	870,625	825,644
Tower Automotive Holdings USA, LLC 4.00%, 04/23/2020 (a)	851,104	845,784
Velocity Pooling Vehicle 5.00%, 05/14/2021 (a)(d)	1,140,235	606,223
		5,890,163
BEVERAGE & FOOD - 1.45%
AdvancePierre Foods, Inc. 4.75%, 05/26/2023 (a)	525,000	524,344
Candy Intermediate Holdings, Inc. 5.50%, 06/09/2023 (a)(d)	335,000	335,209
Dole Food Co., Inc. 4.501%, 11/01/2018 (a)	867,035	865,274
KFC Holding Co. 3.192%, 06/06/2023 (a)	785,000	786,963
Pinnacle Foods Finance, LLC 3.75%, 01/31/2023 (a)	597,000	600,689
US Foods, Inc. 4.00%, 06/15/2023 (a)(d)	610,000	608,539
		3,721,018
BUILDING MATERIALS - 1.27%
CPG International, Inc. 4.75%, 09/30/2020 (a)	1,564,343	1,542,834
HD Supply, Inc. 3.75%, 08/06/2021 (a)(d)	704,675	704,967
Headwaters, Inc. 4.00%, 03/24/2022 (a)	1,000,000	1,001,250
		3,249,051
CHEMICALS - 3.46%
Allnex S.à.r.l. 5.00%, 06/02/2023 (a)(d)	343,741	340,518
Allnex USA, Inc. 5.00%, 06/02/2023 (a)(d)	456,259	451,982
Chemours Co. 3.75%, 05/09/2022 (a)	692,939	671,978
ColourOz MidCo S.à.r.l. - Term Loan B2 4.50%, 09/07/2021 (a)	1,170,065	1,157,270
ColourOz MidCo S.à.r.l. - Term Loan C 4.50%, 09/07/2021 (a)	193,425	191,310
Huntsman International, LLC 4.25%, 04/03/2023 (a)	199,500	199,936
Kronos Worldwide, Inc. 4.00%, 02/18/2020 (a)	1,205,823	1,126,697
MacDermid, Inc. 5.50%, 06/05/2020 (a)	981,651	970,916
Nexeo Solutions, LLC 5.25%, 05/17/2023 (a)	900,000	900,563
Orica Chemicals 7.25%, 01/13/2022 (a)	714,391	709,033
Orion Engineered Carbons 4.75%, 07/23/2021 (a)(d)	362,838	364,244
Road Infrastructure Investment, LLC 5.00%, 06/09/2023 (a)(d)	510,000	510,161
Solenis International, LP
4.25%, 07/31/2021 (a)	605,996	600,696
7.75%, 07/29/2022 (a)	750,184	700,169
		8,895,473
CONSUMER PRODUCTS - 1.76%
1-800 Contacts 5.25%, 01/31/2023 (a)	389,025	389,268
Atrium Innovations, Inc. 4.25%, 02/16/2021 (a)	602,912	587,085
Energizer Holdings, Inc. 3.25%, 05/06/2022 (a)	1,116,563	1,114,469
KIK Custom Products, Inc. 6.00%, 08/18/2022 (a)	1,786,500	1,765,125
NBTY, Inc. 5.00%, 05/31/2023 (a)	655,000	651,024
		4,506,971
ENVIRONMENTAL - 2.20%
ADS Waste Holdings, Inc. 3.75%, 10/09/2019 (a)	2,379,345	2,345,890
Waste Industries USA, Inc. 4.25%, 02/02/2022 (a)	1,975,000	1,981,992
Wheelabrator Technologies - Term Loan B (First Lien) 8.25%, 12/19/2022 (a)	100,000	94,763
Wheelabrator Technologies - Term Loan B (Second Lien) 5.00%, 12/17/2021 (a)	1,210,977	1,163,549
Wheelabrator Technologies - Term Loan C 5.00%, 12/17/2021 (a)	54,094	51,976
		5,638,170

	Principal	Fair
	Amount	Value
FINANCE - INSURANCE - 1.74%
Acrisure, LLC 6.50%, 05/07/2022 (a)	$1,485,010	$1,478,201
AssuredPartners, Inc. 5.75%, 10/14/2022 (a)	1,657,583	1,649,818
Hub International Ltd. 4.00%, 10/02/2020 (a)	654,119	644,170
USI, Inc. 4.25%, 12/27/2019 (a)	702,157	694,257
		4,466,446
FINANCE - SERVICES - 2.28%
AlixPartners LLP 4.50%, 07/23/2022 (a)	1,834,130	1,834,588
Aretech Group, Inc. 2.00%, 05/21/2021 (a)	1,416,122	1,079,793
Duff & Phelps Corp. 4.75%, 04/23/2020 (a)	697,042	695,300
Frank Russell Co. 6.75%, 04/14/2023 (a)	545,000	525,925
RCS Capital Corp.
9.50%, 04/29/2019 (a)	135,952	98,565
8.00%, 07/30/2020 (a)	558,514	555,722
Virtu Financial 5.25%, 11/08/2019 (a)	502,511	502,355
Walter Investment Management Corp. 4.75%, 12/18/2020 (a)	690,088	555,234
		5,847,482
FOOD & DRUG RETAILERS - 1.31%
Albertson's, LLC
4.50%, 08/25/2021 (a)	837,389	837,766
4.75%, 12/21/2022 (a)	571,295	571,713
BJ's Warehouse Club, Inc. 4.50%, 09/26/2019 (a)	1,958,820	1,942,386
		3,351,865
FORESTRY & PAPER - 0.35%
NewPage Corp.
11.00%, 07/26/2017 (a)	432,634	431,552
9.50%, 02/11/2021 (a)	1,464,882	206,915
NewPage Corp. (Roll-Up) 11.00%, 07/26/2017 (a)	444,796	255,758
		894,225
GAMING - 4.93%
Amaya B.V. 5.00%, 08/02/2021 (a)	2,586,331	2,514,120
American Casino & Entertainment Properties, LLC 4.75%, 06/24/2022 (a)	1,089,195	1,087,833
Aristocrat Leisure Ltd. 4.75%, 10/20/2021 (a)	2,013,000	2,020,378
Graton Economic Development Authority 4.746%, 09/01/2022 (a)	488,004	489,834
MGM Growth Properties Operating Partnership LP 4.00%, 04/07/2023 (a)	1,047,375	1,050,978
Mohegan Tribal Gaming Authority 5.50%, 11/19/2019 (a)	1,518,451	1,511,618
Pinnacle Entertainment, Inc. 3.75%, 04/13/2023 (a)	816,567	816,571
Scientific Games International, Inc. 6.00%, 10/18/2020 (a)	2,462,234	2,435,310
Station Casinos, LLC 3.75%, 06/30/2023 (a)	725,000	722,129
		12,648,771
GENERAL INDUSTRIAL MANUFACTURING - 2.89%
Doosan Infracore International, Inc. 4.50%, 05/28/2021 (a)	470,890	472,068
Filtration Group Corp. 4.25%, 11/20/2020 (a)	913,076	909,364
Gardner Denver, Inc. 4.25%, 07/30/2020 (a)	1,425,986	1,316,464
Manitowoc Foodservice, Inc. 5.75%, 02/06/2023 (a)	974,359	983,498
MTS Systems Corp. 5.00%, 06/28/2023 (a)(d)	915,000	913,573
North American Lifting Holdings, Inc. 5.50%, 11/27/2020 (a)	991,339	765,809
Sensus USA, Inc. 6.50%, 03/31/2023 (a)	740,000	736,300
WTG Holdings III Corp. 4.75%, 01/15/2021 (a)	1,340,805	1,330,748
		7,427,824
HEALTHCARE - 10.73%
Acadia Healthcare 3.75%, 02/28/2022 (a)	947,595	934,566
Air Medical Group Holdings, Inc. 4.25%, 04/28/2022 (a)	1,064,623	1,041,665
Albany Molecular Research, Inc. 5.75%, 07/16/2021 (a)(d)	575,000	569,969
BSN Medical International Holding GmbH & Co. KG 4.00%, 08/28/2019 (a)	296,806	296,714
Catalent Pharma Solutions 4.25%, 05/20/2021 (a)	1,312,627	1,312,017
CHG Healthcare Services, Inc. 4.75%, 06/30/2023 (a)	423,938	424,601
Concordia Healthcare Corp. 5.25%, 10/01/2021 (a)	570,125	548,603
Endo Financial, LLC/Endo Finco, Inc. 3.75%, 09/26/2022 (a)	1,542,250	1,520,658
Envision Healthcare Corp. 4.50%, 11/11/2022 (a)	567,150	567,646
ExamWorks Group, Inc. 4.75%, 06/17/2023 (a)(d)	310,000	310,098
Greatbatch Ltd. 5.25%, 10/27/2022 (a)	832,913	827,186
HC Group Holdings III, Inc. 6.00%, 04/07/2022 (a)	689,788	692,378
Hill-Rom Holdings, Inc. 3.50%, 08/04/2022 (a)	706,219	708,235
Mallinckrodt International Finance S.A. 3.50%, 03/19/2021 (a)	681,936	675,116
MPH Acquisition Holdings, LLC 5.00%, 06/30/2023 (a)	3,560,000	3,574,240
NMSC Holdings, Inc. 6.00%, 03/31/2023 (a)	442,528	444,740
One Call Medical/Opal Acquisition, Inc. 5.00%, 11/27/2020 (a)	599,865	527,131
Patheon, Inc. 4.25%, 03/11/2021 (a)	2,973,088	2,896,916
Pharmaceutical Product Development, LLC 4.25%, 08/18/2022 (a)	1,388,618	1,377,335
Phibro Animal Health Corp. 4.00%, 04/16/2021 (a)	441,000	439,073
Quintiles Transnational Corp. 3.25%, 05/31/2022 (a)	928,593	930,042

	Principal	Fair
	Amount	Value
RPI Finance Trust 3.50%, 11/09/2020 (a)	$1,038,617	$1,039,074
Sterigenics-Nordion Holdings, LLC 4.25%, 05/07/2022 (a)	771,115	766,296
Surgical Care Affiliates, Inc. 4.25%, 03/11/2022 (a)	794,021	794,522
Team Health, Inc. 3.75%, 05/25/2021 (a)	778,050	779,668
Valeant Pharmaceuticals International, Inc.
3.720%, 10/20/2018 (a)	76,453	74,637
4.50%, 02/13/2019 (a)	329,990	321,638
4.75%, 08/05/2020 (a)	1,013,427	985,796
5.00%, 03/11/2022 (a)	1,715,097	1,672,931
VCVH Holding Corp. 6.00%, 06/30/2023 (a)	500,000	495,938
		27,549,429
LEISURE & ENTERTAINMENT - 1.30%
CDS U.S. Intermediate Holdings, Inc. 5.00%, 06/25/2022 (a)	992,500	968,620
Formula One Group 4.75%, 07/30/2021 (a)	2,466,427	2,378,943
		3,347,563
MEDIA - BROADCAST - 4.11%
Cumulus Media Holdings, Inc. 4.25%, 12/23/2020 (a)	2,169,370	1,534,829
Hubbard Radio, LLC 4.25%, 05/20/2022 (a)	1,320,833	1,287,812
Ion Media Networks, Inc. 4.75%, 12/18/2020 (a)	1,549,659	1,550,628
Media General, Inc. 4.00%, 07/31/2020 (a)	385,024	385,264
Mission Broadcasting, Inc. 3.75%, 10/01/2020 (a)	671,892	672,735
Nexstar Broadcasting, Inc. 3.75%, 10/01/2020 (a)	761,936	762,892
Quincy Newspapers, Inc. 5.503%, 09/29/2022 (a)	658,944	662,651
Sinclair Television Group, Inc. 3.00%, 04/09/2020 (a)	473,778	473,778
Tribune Media Co. 3.75%, 12/27/2020 (a)	1,485,000	1,484,072
Univision Communications, Inc. 4.00%, 03/01/2020 (a)	1,744,250	1,737,082
		10,551,743
MEDIA - CABLE - 3.58%
Block Communications, Inc. 4.00%, 11/05/2021 (a)	1,473,767	1,475,609
Charter Communications Operating LLC 3.50%, 01/24/2023 (a)	1,496,250	1,499,759
CSC Holdings, LLC 5.00%, 10/11/2022 (a)	700,000	702,450
RCN Corp. 4.25%, 02/28/2020 (a)	710,241	710,685
Telenet Financing, LLC 4.25%, 05/05/2024 (a)	725,000	720,922
UPC Broadband 3.344%, 06/30/2021 (a)	275,000	268,927
WaveDivision Holdings, LLC 4.00%, 10/15/2019 (a)	709,489	709,489
WideOpenWest Finance, LLC 4.50%, 04/01/2019 (a)	1,812,327	1,809,935
Ziggo B.V. - Term Loan B1 3.652%, 01/15/2022 (a)	490,528	479,797
Ziggo B.V. - Term Loan B2 3.648%, 01/15/2022 (a)	316,105	309,191
Ziggo B.V. - Term Loan B3 3.601%, 01/15/2022 (a)	519,880	508,508
		9,195,272
MEDIA DIVERSIFIED & SERVICES - 3.80%
Ancestry.com, Inc. 5.00%, 08/10/2022 (a)	1,415,059	1,412,186
Catalina Marketing Corp. 4.50%, 04/09/2021 (a)	1,042,235	877,218
Creative Artists Agency, LLC 5.00%, 12/10/2021 (a)	274,304	274,875
EMI Music Publishing Group 4.00%, 08/19/2022 (a)	590,238	589,379
IMG Worldwide, Inc. 5.25%, 05/06/2021 (a)	2,214,635	2,210,206
Learfield Communications, Inc. 4.25%, 10/09/2020 (a)	1,804,513	1,797,746
Match Group, Inc. 5.50%, 11/30/2022 (a)	536,250	540,049
Warner Music Group 3.75%, 07/01/2020 (a)	2,081,879	2,062,923
		9,764,582
METALS & MINING EXCLUDING STEEL - 0.60%
Novelis, Inc. 4.00%, 05/27/2022 (a)	691,635	686,088
Westmoreland Coal Co. 7.50%, 12/16/2020 (a)(d)	1,122,224	858,502
		1,544,590
NON-FOOD & DRUG RETAILERS - 3.16%
ABG Intermediate Holdings 5.50%, 05/27/2021 (a)	1,070,545	1,057,163
Ascena Retail Group, Inc. 5.25%, 07/29/2022 (a)	1,194,189	1,141,645
JC Penny Corporation, Inc. 5.25%, 06/09/2023 (a)(d)	290,000	288,098
LA Fitness International, LLC 5.50%, 07/01/2020 (a)	602,287	597,580
National Vision, Inc. 4.00%, 03/12/2021 (a)	704,237	685,751
Neiman Marcus Group, Inc. 4.25%, 10/23/2020 (a)	1,895,811	1,707,736
Petco Animal Supplies 5.00%, 01/31/2023 (a)	788,025	785,421
PetSmart, Inc. 4.25%, 03/11/2022 (a)	1,856,250	1,850,922
		8,114,316

	Principal	Fair
	Amount	Value
OIL & GAS - 0.99%
American Energy - Marcellus, LLC 8.50%, 08/04/2021 (a)	$1,204,382	$188,684
Floatel Delaware, LLC 6.00%, 06/29/2020 (a)	1,865,696	1,173,523
HGIM Corp. 5.504%, 06/18/2020 (a)	1,515,229	912,926
Seadrill Partners, LLC 4.00%, 02/21/2021 (a)	601,370	270,917
		2,546,050
PACKAGING - 2.78%
Anchor Glass Container Corp. 4.75%, 07/01/2022 (a)	463,838	463,114
Berry Plastics Corp.
3.50%, 02/10/2020 (a)	694,615	690,906
3.75%, 10/03/2022 (a)	654,140	650,006
BWAY Intermediate Co., Inc. 5.519%, 08/14/2020 (a)	453,947	453,096
Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021 (a)	529,291	526,563
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (a)(b)	605,996	597,157
8.25%, 07/29/2022 (a)(b)(d)	866,789	811,532
Onex Wizard Acquisition Co. I S.à.r.l. 4.25%, 01/29/2022 (a)	1,405,764	1,398,082
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.50%, 12/01/2018 (a)	675,000	675,979
Signode Industrial Group Lux S.A. 3.75%, 04/30/2021 (a)	865,973	860,920
		7,127,355
PRINTING & PUBLISHING - 1.43%
Cengage Learning, Inc. 5.25%, 06/30/2023 (a)(d)	500,000	495,000
Harland Clarke Holdings Corp.
6.993%, 08/02/2019 (a)	375,000	358,125
7.00%, 12/31/2019 (a)	365,000	354,506
McGraw Hill Global Education Holdings, LLC 5.00%, 05/31/2022 (a)	910,000	910,228
Quad Graphics, Inc. 4.25%, 04/28/2021 (a)	722,850	704,778
Tribune Publishing Co. 5.75%, 08/04/2021 (a)	877,664	859,014
		3,681,651
STEEL PRODUCERS & PRODUCTS - 0.47%
MRC Global (US), Inc. 5.00%, 11/08/2019 (a)	707,382	684,393
Zekelman Industries, Inc. 6.00%, 06/07/2021 (a)(d)	525,000	525,874
		1,210,267
SUPPORT - SERVICES - 11.32%
Abb Con-Cise Optical Group, LLC 6.00%, 06/14/2023 (a)	455,000	457,275
Access CIG, LLC 6.00%, 10/18/2021 (a)	1,231,262	1,225,616
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (a)	1,587,779	1,552,388
Allied Security Holdings, LLC 4.25%, 02/12/2021 (a)	469,490	468,316
Aramark Corp. 3.25%, 02/24/2021 (a)	985,006	986,700
Asurion Incremental 5.00%, 05/24/2019 (a)	1,237,276	1,233,156
Asurion, LLC 5.00%, 08/31/2022 (a)	1,468,125	1,450,875
Brand Energy & Infrastructure Services, Inc. 4.75%, 11/26/2020 (a)	1,650,164	1,614,067
Brickman Group Ltd., LLC 4.00%, 12/18/2020 (a)	2,805,557	2,764,343
Coinmach Corp. 4.253%, 11/14/2019 (a)	2,142,682	2,106,074
Garda World Security Corp. - Term Loan B 4.00%, 11/06/2020 (a)	630,988	614,582
Garda World Security Corp. - Delayed Draw Term Loan 4.004%, 11/06/2020 (a)	161,415	157,219
Hertz Corp. 3.50%, 06/30/2023 (a)(d)	1,185,000	1,185,741
Information Resources, Inc. 4.753%, 09/30/2020 (a)	891,833	892,671
Learning Care Group, Inc. 5.00%, 05/05/2021 (a)	537,017	537,691
Lineage Logistics, LLC 4.50%, 04/07/2021 (a)	504,160	480,212
Moneygram International, Inc. 4.25%, 03/27/2020 (a)	720,145	683,911
Pods, Inc., LLC 4.50%, 01/28/2022 (a)	1,481,241	1,473,835
Renaissance Learning, Inc. 4.50%, 04/09/2021 (a)	1,205,823	1,180,953
Sedgwick Claims Management Services 3.75%, 03/01/2021 (a)	1,466,430	1,437,101
SiteOne Supply Holding, LLC 6.25%, 04/01/2022 (a)	403,489	405,506
The ServiceMaster Co., LLC 4.25%, 07/01/2021 (a)	1,555,214	1,558,775
TransUnion, LLC 3.50%, 04/09/2021 (a)	1,993,489	1,972,627
TriMark USA/TMK Hawk Parent Corp.
4.25%, 10/01/2021 (a)	197,826	196,837
5.25%, 10/01/2021 (a)(d)	127,174	126,803
USAGM HoldCo, LLC 5.50%, 07/28/2022 (a)(d)	521,523	516,960
USAGM HoldCo, LLC - Term DD 5.50%, 07/28/2022 (a)(d)	103,477	102,571
West Corp.
3.50%, 06/30/2021 (a)(d)	275,000	274,313
3.75%, 06/13/2023 (a)(d)	925,000	923,122
WEX, Inc. 4.25%, 06/24/2023 (a)(d)	490,000	487,447
		29,067,687

	Principal	Fair
	Amount	Value
TECHNOLOGY - 7.20%
Avago Technologies Cayman Ltd. 4.00%, 11/13/2022 (a)	$2,618,438	$2,624,787
Blue Coat Systems, Inc. 4.50%, 05/19/2022 (a)	897,722	897,722
BMC Foreign Holding Co. 5.00%, 09/10/2020 (a)(d)	399,881	358,144
BMC Software Finance, Inc. 5.00%, 09/10/2020 (a)	415,018	369,366
Ciena Corp. 4.25%, 04/25/2021 (a)	315,000	315,394
Dell International, LLC
4.00%, 04/29/2020 (a)	1,968,777	1,965,390
4.00%, 06/02/2023 (a)(d)	1,600,000	1,596,497
Diebold, Inc. 5.25%, 03/17/2023 (a)	790,000	788,681
First Data Corp. 4.452%, 03/24/2021 (a)	400,000	399,334
Global Payments, Inc. 3.960%, 03/21/2023 (a)	525,000	529,200
Greeneden U.S. Holdings II, LLC 4.00%, 02/10/2020 (a)	1,193,488	1,186,028
Infor (US), Inc. 3.75%, 06/03/2020 (a)	994,668	972,602
Informatica Corp. 4.50%, 06/03/2022 (a)	694,750	677,878
Kronos, Inc. 4.50%, 10/30/2019 (a)	815,484	814,669
Linxens France S.A. 5.00%, 07/30/2022 (a)	746,250	744,384
Mitel U.S. Holdings, Inc. 5.50%, 05/31/2022 (a)	661,462	662,910
ON Semiconductor Corp. 5.25%, 03/31/2023 (a)	525,000	528,008
Solera LLC 5.75%, 02/09/2023 (a)	648,375	648,981
TTM Technologies, Inc. 6.00%, 05/07/2021 (a)	486,978	483,325
VF Holdings Corp. 4.75%, 06/16/2023 (a)(d)	565,000	563,765
Western Digital Corp. 6.25%, 03/16/2023 (a)	825,000	829,513
Zebra Technologies Corp. 4.00%, 12/27/2021 (a)	519,629	520,279
		18,476,857
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 2.71%
Communications Sales & Leasing, Inc. 5.00%, 10/24/2022 (a)	1,287,000	1,274,934
Equinix, Inc. 4.00%, 12/08/2022 (a)	498,750	498,750
Level 3 Financing, Inc. 3.50%, 05/31/2022 (a)	1,069,082	1,066,810
Lightower Fiber Networks 4.00%, 04/13/2020 (a)	1,567,475	1,556,213
Peak 10, Inc. 5.00%, 06/17/2021 (a)	559,339	554,268
SFR Group S.A. 5.00%, 01/08/2024 (a)	1,425,000	1,417,284
T-Mobile USA, Inc. 3.50%, 11/30/2022 (a)	432,825	434,788
Zayo Group, LLC 3.75%, 05/06/2021 (a)	148,405	147,836
		6,950,883
TRANSPORTATION EXCLUDING AIR & RAIL - 0.22%
XPO Logistics, Inc. 5.50%, 10/27/2021 (a)	572,125	572,840

UTILITIES - ELECTRIC - 1.79%
Calpine Construction Co., LP 3.00%, 05/04/2020 (a)	460,750	450,959
Calpine Corp. 3.50%, 05/27/2022 (a)	1,584,000	1,569,808
Dynegy, Inc. 5.00%, 07/31/2023 (a)(d)	550,000	542,611
Eastern Power, LLC 5.50%, 09/24/2021 (a)	1,138,898	1,136,290
Sandy Creek Energy Associates, LP 5.00%, 11/09/2020 (a)	1,130,540	907,258
		4,606,926
UTILITIES - GAS - 0.60%
Penn Products Terminals, LLC 4.75%, 03/19/2022 (a)	1,538,542	1,502,001
Southcross Holdings Borrower LP 3.515%, 04/13/2023 (a)	55,842	47,745
		1,549,746
TOTAL BANK LOANS (Cost $224,659,294)		218,522,588

CORPORATE BONDS - 12.98%
AEROSPACE & DEFENSE - 0.44%
Bombardier, Inc. 7.50%, 03/15/2018 (b)(c)	500,000	516,250
TransDigm, Inc. 6.00%, 07/15/2022	600,000	606,108
		1,122,358
AUTOMOTIVE - 0.20%
ZF North America Capital, Inc. 4.75%, 04/29/2025 (c)	500,000	508,435

BEVERAGE & FOOD - 0.50%
Post Holdings, Inc. 6.75%, 12/01/2021 (c)	1,200,000	1,272,000

ENVIRONMENTAL - 0.24%
Covanta Holding Corp. 7.25%, 12/01/2020	600,000	618,150

FINANCE - BANKING - 1.60%
Ally Financial, Inc.
5.50%, 02/15/2017	800,000	813,218
4.75%, 09/10/2018	1,300,000	1,329,250
CIT Group, Inc. 6.625%, 04/01/2018 (c)	1,850,000	1,956,375
		4,098,843

	Principal	Fair
	Amount	Value
FINANCE - SERVICES - 0.75%
International Lease Finance Corp. 8.75%, 03/15/2017 (a)	$1,850,000	$1,934,693

GENERAL INDUSTRIAL MANUFACTURING - 0.31%
CNH Industrial Capital LLC 3.875%, 07/16/2018	800,000	806,000

HEALTHCARE - 0.78%
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	900,000	937,125
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,000,000	1,060,000
		1,997,125
LEISURE & ENTERTAINMENT - 0.20%
Viking Cruises Ltd. 8.50%, 10/15/2022 (b)(c)	600,000	514,500

MEDIA - CABLE - 2.13%
Cablevision Systems Corp. 8.625%, 09/15/2017	2,500,000	2,643,749
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.375%, 09/15/2020 (c)	650,000	663,358
DISH DBS Corp. 4.25%, 04/01/2018	1,500,000	1,533,750
Virgin Media Finance PLC 6.00%, 10/15/2024 (b)(c)	650,000	640,250
		5,481,107
MEDIA DIVERSIFIED & SERVICES - 0.26%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	700,000	669,550

PACKAGING - 0.91%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.286%, 12/15/2019 (a)(b)(c)	900,000	905,625
3.876%, 05/15/2021 (a)(b)(c)	400,000	402,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 6.875%, 02/15/2021	1,000,000	1,030,000
		2,338,125
REITS - 0.33%
VEREIT Operating Partnership LP 4.125%, 06/01/2021	800,000	836,496

SUPPORT - SERVICES - 1.09%
Hertz Corp. 6.75%, 04/15/2019	1,400,000	1,429,508
United Rentals North America, Inc. 7.625%, 04/15/2022	600,000	643,500
West Corp. 4.75%, 07/15/2021 (c)	725,000	717,750
		2,790,758
TECHNOLOGY - 0.85%
Diamond 1 Finance Corp / Diamond 2 Finance Corp. 4.420%, 06/15/2021 (c)	750,000	772,793
First Data Corp. 6.75%, 11/01/2020 (c)	500,000	523,495
NCR Corp. 4.625%, 02/15/2021	900,000	894,375
		2,190,663
TELECOMMUNICATIONS - SATELLITES - 0.78%
Telesat Canada/Telesat, LLC 6.00%, 05/15/2017 (b)(c)	2,000,000	1,998,750

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.26%
Sprint Communications, Inc. 9.00%, 11/15/2018 (c)	650,000	694,688
T-Mobile USA, Inc. 6.464%, 04/28/2019	2,500,000	2,550,000
		3,244,688
UTILITIES - ELECTRIC - 0.35%
NRG Energy, Inc. 7.625%, 01/15/2018	827,000	893,160
TOTAL CORPORATE BONDS (Cost $33,239,209)		33,315,401

	Shares
SHORT-TERM INVESTMENTS - 1.54%
MONEY MARKET FUND - 1.54%
Fidelity Government Portfolio - Institutional Class, 0.26% (e)	3,950,970	3,950,970
TOTAL SHORT-TERM INVESTMENTS (Cost $3,950,970)		3,950,970
Total Investments (Cost $261,849,473) - 99.63%		255,788,959
Other Assets in Excess of Liabilities - 0.37%		959,245
TOTAL NET ASSETS - 100.00%		$256,748,204

Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2016.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2016 the value of these investments as $12,086,769 or 4.71% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2016 the value of these investements was $16,628,790 or 6.48% of net assets
(e)	Rate shown is the 7-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows:

Cost of investments	$262,364,491
Gross unrealized appreciation	1,464,651
Gross unrealized depreciation	(8,040,183)
Net unrealized appreciation	$(6,575,532)

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Shenkman Short Duration High Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 15.41%
AEROSPACE & DEFENSE - 0.69%
B/E Aerospace, Inc. 3.75%, 12/16/2021 (a)	$900,000	$904,162
TransDigm, Inc. 3.75%, 02/28/2020 (a)	496,144	492,733
		1,396,895
AUTOMOTIVE - 0.01%
The Goodyear Tire & Rubber Co. 3.75%, 04/30/2019 (a)	25,000	25,074

BEVERAGE & FOOD - 0.78%
AdvancePierre Foods, Inc. 4.75%, 05/26/2023 (a)	900,000	898,875
Allflex Holdings III, Inc. 4.25%, 07/17/2020 (a)	689,367	685,493
		1,584,368
CHEMICALS - 0.67%
Nexeo Solutions, LLC 5.25%, 05/17/2023 (a)	900,000	900,562
Orion Engineered Carbons 4.75%, 07/23/2021 (a)	453,547	455,305
		1,355,867
CONSUMER PRODUCTS - 0.37%
NBTY, Inc. 5.00%, 05/31/2023 (a)	750,000	745,448

ENVIRONMENTAL - 1.22%
Advanced Disposal Services, Inc. 3.75%, 10/09/2019 (a)	900,000	887,346
Waste Industries USA, Inc. 4.25%, 02/02/2022 (a)	493,750	495,498
Wheelabrator Technologies - Term Loan B (Second Lien) 5.00%, 12/17/2021 (a)	1,092,441	1,049,656
Wheelabrator Technologies - Term Loan C 5.00%, 12/17/2021 (a)	48,799	46,888
		2,479,388
FINANCE - INSURANCE - 0.45%
HUB International Ltd. 4.00%, 10/02/2020 (a)	492,443	484,953
National Financial Partners Corp. 4.50%, 07/01/2020 (a)	443,237	439,913
		924,866
FINANCE - SERVICES - 0.48%
AlixPartners LLP 4.50%, 07/23/2022 (a)	794,000	794,198
Virtu Financial 5.25%, 11/8/2019 (a)	192,693	192,634
		986,832
FOOD & DRUG RETAILERS - 0.28%
BJ's Wholesale Club, Inc. 4.50%, 09/26/2019 (a)	578,248	573,396

GAMING - 0.92%
Amaya B.V. 5.00%, 08/02/2021 (a)	838,915	815,493
Aristocrat Leisure Ltd. 4.75%, 10/20/2021 (a)	563,077	565,140
Station Casinos, LLC 3.75%, 06/30/2023 (a)	500,000	498,020
		1,878,653
GENERAL INDUSTRIAL MANUFACTURING - 0.47%
Gardner Denver, Inc. 4.25%, 07/30/2020 (a)	194,500	179,562
Sensus USA, Inc. 6.50%, 03/31/2023 (a)	500,000	497,500
WTG Holdings III Corp. 4.75%, 01/15/2021 (a)	292,500	290,306
		967,368
HEALTHCARE - 2.36%
Acadia Healthcare 3.75%, 02/28/2022 (a)	797,975	787,002
Air Medical Group Holdings, Inc. 4.25%, 04/28/2022 (a)	748,111	731,978
MPH Acquisition Holdings, LLC 5.00%, 06/30/2023 (a)	1,400,000	1,405,600
Pharmaceutical Product Development, LLC 4.25%, 08/18/2022 (a)	997,481	989,377
Team Health, Inc. 3.75%, 05/25/2021 (a)	897,750	899,617
		4,813,574
LEISURE & ENTERTAINMENT - 0.28%
Formula One Group 4.75%, 07/30/2021 (a)	600,000	578,718

MEDIA - BROADCAST - 0.63%
Cumulus Media Holdings, Inc. 4.25%, 12/23/2020 (a)	400,000	283,000
Univision Communications, Inc. 4.00%, 03/01/2020 (a)	994,704	990,616
		1,273,616
MEDIA - CABLE - 0.27%
WideOpenWest Finance, LLC 4.50%, 04/01/2019 (a)	542,063	541,347

MEDIA DIVERSIFIED & SERVICES - 0.70%
IMG Worldwide, Inc. 5.25%, 05/06/2021 (a)	1,436,710	1,433,837

	Principal	Fair
	Amount	Value
NON-FOOD & DRUG RETAILERS - 0.29%
PetSmart, Inc. 4.25%, 03/11/2022 (a)	$598,489	$596,771

PACKAGING - 0.57%
Husky Injection Moldings Systems Ltd. 4.25%, 06/30/2021 (a)	390,967	388,952
Mauser Group 4.50%, 07/31/2021 (a)	343,875	338,859
Signode Industrial Group Lux S.A. 3.75%, 04/30/2021 (a)	442,408	439,827
		1,167,638
PRINTING & PUBLISHING - 0.20%
McGraw Hill Global Education Holdings, LLC 5.00%, 05/31/2022 (a)	400,000	400,100

STEEL PRODUCERS & PRODUCTS - 0.25%
Zekelman Industries, Inc. 6.00%, 06/07/2021 (a)(d)	500,000	500,833

SUPPORT - SERVICES - 1.75%
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (a)	492,481	481,504
Asurion, LLC
5.00%, 05/24/2019 (a)	212,677	211,968
5.00%, 08/31/2022 (a)	560,314	553,731
Coinmach Service Corp. 4.253%, 11/14/2019 (a)	591,000	580,903
Garda World Security Corp. - Term Loan B 4.00%, 11/06/2020 (a)	212,455	206,931
Garda World Security Corp. - Delayed Draw Term Loan 4.004%, 11/06/2020 (a)	36,906	35,946
Moneygram International, LLC 4.25%, 03/27/2020 (a)	544,094	516,718
TransUnion, LLC 3.50%, 04/09/2021 (a)	997,453	987,014
		3,574,715
TECHNOLOGY - 1.02%
Avago Technologies Cayman Ltd. 4.00%, 11/13/2022 (a)	997,500	999,919
Dell International, LLC 4.00%, 04/29/2020 (a)	194,833	194,498
Zebra Technologies Corp. 4.00%, 12/27/2021 (a)	890,793	891,906
		2,086,323
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.75%
Communications Sales & Leasing, Inc. 5.00%, 10/24/2022 (a)	495,000	490,359
Equinix, Inc. 4.00%, 12/08/2022 (a)	897,750	897,750
Lightower Fiber Networks 4.00%, 04/13/2020 (a)	145,500	144,455
		1,532,564
TOTAL BANK LOANS (Cost $31,546,926)		31,418,191

CORPORATE BONDS - 78.50%
AEROSPACE & DEFENSE - 0.89%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	450,000	464,625
5.50%, 09/15/2018 (b)(c)	500,000	497,500
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/2019 (d)	108,000	87,750
Orbital ATK, Inc. 5.25%, 10/01/2021	725,000	760,365
		1,810,240
AUTOMOTIVE - 1.94%
American Axle & Manufacturing, Inc. 7.75%, 11/15/2019	600,000	669,000
General Motors Financial Company, Inc. 4.75%, 08/15/2017	1,250,000	1,290,142
Goodyear Tire & Rubber Co/The 7.00%, 05/15/2022	1,200,000	1,282,500
Schaeffler Holding Finance B.V.
6.875%, 08/15/2018 (b)(c)	196,970	201,402
6.25%, 11/15/2019 (b)(c)	500,000	521,250
		3,964,294
BEVERAGE & FOOD - 1.41%
B&G Foods, Inc. 4.625%, 06/01/2021	600,000	603,000
Constellation Brands, Inc. 7.25%, 05/15/2017	700,000	731,500
Dean Foods Co. 6.90%, 10/15/2017	100,000	104,250
Post Holdings, Inc.
6.75%, 12/01/2021 (c)	600,000	636,000
7.375%, 02/15/2022	750,000	791,250
		2,866,000
BUILDING & CONSTRUCTION - 2.50%
Lennar Corp.
4.75%, 12/15/2017	1,100,000	1,124,750
4.125%, 12/01/2018	950,000	964,250
Standard Pacific Corp. 8.375%, 05/15/2018	950,000	1,046,188
Toll Brothers Finance Corp. 4.00%, 12/31/2018	750,000	779,250
TRI Pointe Group Inc / TRI Pointe Homes, Inc. 4.375%, 06/15/2019	1,175,000	1,186,750
		5,101,188

	Principal	Fair
	Amount	Value
BUILDING MATERIALS - 3.61%
American Builders & Contractors Supply Co, Inc. 5.625%, 04/15/2021 (c)	$950,000	$985,625
HD Supply, Inc. 7.50%, 07/15/2020	2,300,000	2,414,770
Nortek, Inc. 8.50%, 04/15/2021	1,150,000	1,193,413
Standard Industries, Inc. 5.125%, 02/15/2021 (c)	600,000	619,500
USG Corp.
6.30%, 11/15/2016	400,000	408,484
9.75%, 01/15/2018 (a)	150,000	165,187
7.875%, 03/30/2020 (c)	500,000	521,339
5.875%, 11/01/2021 (c)	1,000,000	1,051,250
		7,359,568
CHEMICALS - 0.41%
Axalta Coating Systems, LLC 7.375%, 05/01/2021 (c)	800,000	845,000

CONSUMER PRODUCTS - 0.93%
NBTY, Inc. 7.625%, 05/15/2021 (c)	875,000	878,281
Spectrum Brands, Inc. 6.375%, 11/15/2020	978,000	1,023,233
		1,901,514
ENVIRONMENTAL - 2.24%
Casella Waste Systems, Inc. 7.75%, 02/15/2019 (d)	628,000	641,345
Clean Harbors, Inc. 5.25%, 08/01/2020	1,620,000	1,662,525
Covanta Holding Corp. 7.25%, 12/01/2020	1,425,000	1,468,106
GFL Environmental, Inc. 9.875%, 02/01/2021 (b)(c)	750,000	802,500
		4,574,476
FINANCE - BANKING - 3.76%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	50,826
6.25%, 12/01/2017	1,175,000	1,233,750
4.75%, 09/10/2018	1,325,000	1,354,812
3.50%, 01/27/2019	500,000	498,125
4.125%, 03/30/2020	600,000	603,000
4.25%, 04/15/2021	350,000	350,438
CIT Group, Inc.
5.00%, 05/15/2017	700,000	712,250
5.25%, 03/15/2018	950,000	981,141
6.625%, 04/01/2018 (c)	732,000	774,090
5.50%, 02/15/2019 (c)	750,000	786,563
Lincoln Finance, Ltd. 7.375%, 04/15/2021 (b)(c)	300,000	311,625
		7,656,620
FINANCE - SERVICES - 4.08%
AerCap Aviation Solutions B.V. 6.375%, 05/30/2017 (b)	950,000	983,250
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.25%, 07/01/2020 (b)	1,125,000	1,147,500
Aircastle Ltd.
6.75%, 04/15/2017 (b)	950,000	980,361
4.625%, 12/15/2018 (b)	800,000	826,000
International Lease Finance Corp.
8.75%, 03/15/2017 (a)	100,000	104,578
8.875%, 09/01/2017	800,000	855,000
7.125%, 09/01/2018 (c)	225,000	247,599
6.25%, 05/15/2019	675,000	724,781
Nationstar Mortgage, LLC/Nationstar Capital Corp. 6.50%, 08/01/2018	400,000	388,500
Navient Corp.
6.00%, 01/25/2017	250,000	253,469
5.50%, 01/15/2019	600,000	603,390
Springleaf Finance Corp.
5.75%, 09/15/2016	275,000	276,509
6.90%, 12/15/2017	900,000	934,875
		8,325,812
FOOD & DRUG RETAILERS - 0.67%
Rite Aid Corp. 6.75%, 06/15/2021	1,300,000	1,368,479

GAMING - 2.62%
Churchill Downs, Inc. 5.375%, 12/15/2021	1,000,000	1,026,250
GLP Capital LP / GLP Financing II, Inc. 4.375%, 04/15/2021	350,000	361,375
GLP Capital LP/GLP Financing II, Inc. 4.375%, 11/01/2018	1,400,000	1,443,750
Isle of Capri Casinos, Inc. 8.875%, 06/15/2020	500,000	521,250
MGM Resorts International 7.625%, 01/15/2017	1,150,000	1,187,375
Peninsula Gaming, LLC 8.375%, 02/15/2018 (c)	550,000	552,904
Scientific Games Corp. 8.125%, 09/15/2018	250,000	246,172
		5,339,076

	Principal	Fair
	Amount	Value
GENERAL INDUSTRIAL MANUFACTURING - 2.46%
Anixter, Inc. 5.625%, 05/01/2019	$1,300,000	$1,381,250
Case New Holland Industrial, Inc. 7.875%, 12/01/2017	1,300,000	1,404,000
CNH Industrial America, LLC 6.25%, 11/01/2016	675,000	683,986
CNH Industrial Capital LLC 3.875%, 07/16/2018	750,000	755,625
SPX Flow, Inc. 6.875%, 09/01/2017	750,000	784,687
		5,009,548
HEALTHCARE - 9.01%
Alere, Inc. 7.25%, 07/01/2018	850,000	872,844
Capsugel S.A. 7.00%, 05/15/2019 (b)(c)	464,000	465,160
Centene Corp. 5.625%, 02/15/2021 (c)	1,150,000	1,201,750
CHS/Community Health Systems, Inc. 5.125%, 08/15/2018	211,000	214,298
Endo Finance LLC / Endo Finco, Inc. 7.75%, 01/15/2022 (c)(e)	1,100,000	1,025,750
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/2017	950,000	995,125
HCA, Inc.
3.75%, 03/15/2019	1,000,000	1,037,500
4.25%, 10/15/2019	1,550,000	1,619,750
IMS Health, Inc. 6.00%, 11/01/2020 (c)	1,850,000	1,887,000
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	1,025,000	1,001,937
4.875%, 04/15/2020 (b)(c)	450,000	436,500
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	1,350,000	1,405,687
MPT Operating Partnership LP/MPT Finance Corp. 6.875%, 05/01/2021	1,125,000	1,162,266
Mylan NV 3.00%, 12/15/2018 (b)(c)	550,000	563,423
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 02/01/2021	300,000	309,000
Service Corp. International 7.625%, 10/01/2018	175,000	195,125
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	636,000
5.00%, 03/01/2019	250,000	243,125
4.153%, 06/15/2020 (a)	600,000	595,500
6.00%, 10/01/2020	450,000	477,000
Universal Health Services, Inc. 4.75%, 08/01/2022 (c)	1,000,000	1,019,620
VPI Escrow Corp. 6.375%, 10/15/2020 (c)	350,000	302,750
VPII Escrow Corp. 6.75%, 08/15/2018 (b)(c)	350,000	340,375
VRX Escrow Corp. 5.375%, 03/15/2020 (b)(c)	425,000	365,234
		18,372,719
HOTELS - 0.53%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 5.625%, 10/15/2021	1,050,000	1,087,501

LEISURE & ENTERTAINMENT - 0.84%
Cedar Fair LP/Canda's Wonderland Co./Magnum Management Corp. 5.25%, 03/15/2021	500,000	515,486
Live Nation Entertainment, Inc. 7.00%, 09/01/2020 (c)	1,150,000	1,197,903
		1,713,389
MEDIA - BROADCAST - 3.93%
Entercom Radio, LLC 10.50%, 12/01/2019	350,000	369,621
Gannett Co., Inc.
7.125%, 09/01/2018	83,000	83,641
5.125%, 10/15/2019	1,650,000	1,701,563
Gray Television, Inc. 7.50%, 10/01/2020	1,300,000	1,361,750
Nexstar Broadcasting, Inc. 6.875%, 11/15/2020	725,000	760,344
Sinclair Television Group, Inc. 6.375%, 11/01/2021	1,525,000	1,608,875
Sirius XM Radio, Inc. 5.875%, 10/01/2020 (c)	1,450,000	1,500,750
TEGNA, Inc. 5.125%, 07/15/2020	600,000	620,250
		8,006,794
MEDIA - CABLE - 5.85%
Cablevision Systems Corp.
8.625%, 09/15/2017	1,100,000	1,163,250
7.75%, 04/15/2018	1,150,000	1,234,088
CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 01/31/2022	1,000,000	1,057,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.375%, 09/15/2020 (c)	1,000,000	1,020,550
CSC Holdings, LLC 7.625%, 07/15/2018	200,000	216,898
DISH DBS Corp.
4.625%, 07/15/2017	900,000	918,000
4.25%, 04/01/2018	950,000	971,375
5.125%, 05/01/2020	425,000	433,234
Lynx I Corp. 5.375%, 04/15/2021 (b)(c)	1,710,000	1,746,337
STARZ, LLC/STARZ Financial Corp. 5.00%, 09/15/2019	1,250,000	1,276,563
UPCB Finance V Ltd. 7.25%, 11/15/2021 (b)(c)	1,080,000	1,129,950
UPCB Finance VI Ltd 6.875%, 01/15/2022 (b)(c)	720,000	751,500
		11,919,245

	Principal	Fair
	Amount	Value
MEDIA DIVERSIFIED & SERVICES - 1.55%
Activision Blizzard, Inc. 5.625%, 09/15/2021 (c)	$1,300,000	$1,363,375
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	250,000	239,125
Lamar Media Corp. 5.875%, 02/01/2022	900,000	940,500
Nielsen Finance, LLC/Nielsen Finance Co. 4.50%, 10/01/2020	600,000	613,500
		3,156,500
METALS & MINING EXCLUDING STEEL - 0.10%
Novelis, Inc. 8.375%, 12/15/2017 (b)	200,000	204,625

NON-FOOD & DRUG RETAILERS - 1.87%
Dufry Finance SCA 5.50%, 10/15/2020 (b)(c)	1,000,000	1,033,212
Family Tree Escrow, LLC 5.25%, 03/01/2020 (c)	800,000	828,000
Jo-Ann Stores, Inc. 8.125%, 03/15/2019 (c)	150,000	144,375
Limited Brands, Inc. 6.90%, 07/15/2017	500,000	531,500
Michaels Stores, Inc. 5.875%, 12/15/2020 (c)	1,075,000	1,116,656
QVC, Inc. 3.125%, 04/01/2019	160,000	164,362
		3,818,105
PACKAGING - 3.20%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.286%, 12/15/2019 (a)(b)(c)	1,350,000	1,358,437
3.876%, 05/15/2021 (a)(b)(c)	500,000	503,125
Ball Corp. 4.375%, 12/15/2020	350,000	368,813
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc. 5.625%, 12/15/2016 (b)(c)	150,000	150,375
Exopack Holding Corp. 10.00%, 06/01/2018 (c)(d)	204,000	205,020
Greif, Inc. 6.75%, 02/01/2017	750,000	763,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu
5.75%, 10/15/2020	1,150,000	1,190,250
6.875%, 02/15/2021	1,300,000	1,339,000
4.127%, 07/15/2021 (a)(c)	650,000	653,250
		6,531,395
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.28%
Realogy Group, LLC 4.50%, 04/15/2019 (c)	550,000	565,813

REITS - 1.01%
VEREIT Operating Partnership LP
3.00%, 02/06/2019	1,000,000	1,006,250
4.125%, 06/01/2021	1,000,000	1,045,620
		2,051,870
RESTAURANTS - 0.30%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. 6.00%, 04/01/2022 (b)(c)	580,000	603,020

SUPPORT - SERVICES - 6.58%
AECOM 5.75%, 10/15/2022	800,000	820,000
Alliance Data Systems Corp.
5.25%, 12/01/2017 (c)	1,593,000	1,618,886
6.375%, 04/01/2020 (c)	400,000	404,500
Aramark Services, Inc. 5.75%, 03/15/2020	411,000	423,587
Ashtead Capital, Inc. 6.50%, 07/15/2022 (c)	950,000	993,339
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 3.385%, 12/01/2017 (a)	500,000	503,229
Carlson Wagonlit B.V. 6.875%, 06/15/2019 (b)(c)	525,000	544,122
Hertz Corp.
7.50%, 10/15/2018	200,000	204,250
6.75%, 04/15/2019	1,950,000	1,991,100
Iron Mountain, Inc.
6.00%, 10/01/2020 (c)	1,600,000	1,678,000
4.375%, 06/01/2021 (c)	900,000	909,000
Safway Group Holdings 7.00%, 05/15/2018 (c)(d)	975,000	977,438
United Rentals North America, Inc.
7.375%, 05/15/2020	252,000	262,080
7.625%, 04/15/2022	550,000	589,875
West Corp. 4.75%, 07/15/2021 (c)	1,500,000	1,485,000
		13,404,406
TECHNOLOGY - 3.95%
CDW LLC / CDW Finance Corp. 6.00%, 08/15/2022	400,000	419,500
CommScope, Inc. 4.375%, 06/15/2020 (c)	225,000	232,312
Dell, Inc. 5.650%, 04/15/2018	500,000	520,625
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (c)	500,000	515,196
5.875%, 06/15/2021 (c)	500,000	510,331
First Data Corp. 6.75%, 11/01/2020 (c)	1,900,000	1,989,281
Freescale Semiconductor, Inc. 6.00%, 01/15/2022 (c)	900,000	951,300

	Principal	Fair
	Amount	Value
NCR Corp. 4.625%, 02/15/2021	$950,000	$944,063
Nuance Communications, Inc. 5.375%, 08/15/2020 (c)	600,000	613,500
NXP B.V./NXP Funding, LLC
3.75%, 06/01/2018 (b)(c)	728,000	744,380
4.125%, 06/01/2021 (b)(c)	600,000	610,500
		8,050,988
TELECOMMUNICATIONS - SATELLITES - 2.84%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,867,301
7.625%, 06/15/2021	500,000	539,938
Telesat Canada/Telesat, LLC 6.00%, 05/15/2017 (b)(c)	1,400,000	1,399,125
ViaSat, Inc. 6.875%, 06/15/2020	1,925,000	1,989,969
		5,796,333
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 5.45%
CenturyLink, Inc. 6.00%, 04/01/2017	325,000	334,344
DuPont Fabros Technology LP 5.875%, 09/15/2021	850,000	893,562
Frontier Communications Corp. 8.25%, 04/15/2017	525,000	545,344
Level 3 Financing, Inc.
3.914%, 01/15/2018 (a)	150,000	150,750
6.125%, 01/15/2021	2,100,000	2,193,429
Numericable-SFR SA 6.00%, 05/15/2022 (b)(c)	650,000	634,562
SBA Communications Corp. 5.625%, 10/01/2019	1,759,000	1,822,764
Sprint Communications, Inc. 9.00%, 11/15/2018 (c)	650,000	694,687
T-Mobile USA, Inc.
6.464%, 04/28/2019	1,175,000	1,198,500
6.542%, 04/28/2020	350,000	360,941
6.633%, 04/28/2021	1,200,000	1,258,500
6.125%, 01/15/2022	575,000	605,188
Wind Acquisition Finance SA 6.50%, 04/30/2020 (b)(c)	400,000	413,000
		11,105,571
TRANSPORTATION EXCLUDING AIR & RAIL - 0.30%
XPO Logistics, Inc. 7.875%, 09/01/2019 (c)	600,000	613,500

UTILITIES - ELECTRIC - 2.40%
AES Corp. 3.283%, 06/01/2019 (a)	1,661,000	1,661,000
Calpine Corp. 6.00%, 01/15/2022 (c)	1,300,000	1,368,250
Dynegy, Inc. 6.75%, 11/01/2019	125,000	125,781
NRG Energy, Inc.
7.625%, 01/15/2018	500,000	540,000
8.25%, 09/01/2020	725,000	751,513
Talen Energy Supply, LLC 4.625%, 07/15/2019 (c)(e)	500,000	442,500
		4,889,044
UTILITIES - GAS - 0.99%
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125%, 07/15/2019 (d)	50,000	45,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, 08/01/2021	600,000	624,753
Sunoco LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (c)	400,000	395,500
6.25%, 04/15/2021 (c)	350,000	350,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp. 6.125%, 10/15/2021	575,000	598,000
		2,014,003
TOTAL CORPORATE BONDS (Cost $159,730,609)		160,026,636

	Shares
SHORT-TERM INVESTMENTS - 5.35%
Money Market Fund - 5.35%
Fidelity Government Portfolio - Institutional Class, 0.26% (f)	10,912,499	10,912,499
TOTAL SHORT-TERM INVESTMENTS (Cost $10,912,499)		10,912,499
Total Investments (Cost $202,190,034) - 99.26%		202,357,326
Other Assets in Excess of Liabilities - 0.74%		1,502,555
TOTAL NET ASSETS - 100.00%		$203,859,881

Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2016.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2016 the value of these investments as $55,264,472 or 27.11% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2016 the value of these investements was $4,584,681 or 4.01% of net assets
(e)	Represents a step bond. The rate shown represents the rate as of June 30, 2016.
(f)	Rate shown is the 7-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows:

Cost of investments	$202,192,059
Gross unrealized appreciation	1,100,258
Gross unrealized depreciation	(934,991)
Net unrealized appreciation	$165,267

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Measurements at June 30, 2016 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of June 30, 2016:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$218,522,588	$-	$218,522,588
Corporate Bonds	-	33,315,401		33,315,401
Total Fixed Income	-	251,837,989	-	251,837,989
Short-Term Investments	3,950,970	-	-	3,950,970
Total Investments	$3,950,970	$251,837,989	$-	$255,788,959

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at June 30, 2016. There were no level 3 securities held in the Fund during the period ended June 30, 2016.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$31,418,191	$-	$31,418,191
Corporate Bonds	-	160,026,636		160,026,636
Total Fixed Income	-	191,444,827	-	191,444,827
Short-Term Investments	10,912,499	-	-	10,912,499
Total Investments	$10,912,499	$191,444,827	$-	$202,357,326

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at June 30, 2016. There were no level 3 securities held in the Fund during the period ended June 30, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date 8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  8/29/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  8/29/2016

* Print the name and title of each signing officer under his or her signature.